Financial Instruments and Risk Management (Gold Option Contracts) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / oz oz	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	$ 0.4
Gains (losses) on change in fair value of derivatives	2.3	$ 1.6
Unrealized gains	0.3	(1.6)
Gold Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	0.5	3.3
Gains (losses) on change in fair value of derivatives	(0.6)	(1.2)
Unrealized gains	$ 2.6	$ 3.3
Gold Options [Member] | 2017 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz	50,100
Purchase Put Options [Member] | Gold Options [Member] | 2017 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,270
Sold Call Option [Member] | Gold Options [Member] | 2017 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,444